Consolidated Statements of Operations (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Consolidated Statements Of Operations
Contract revenue		$ 32,011,000
Cost of services		26,120,000
Gross profit		5,891,000
Operating Expenses:
Selling, general and administrative	457,000	20,423,000
Depreciation and amortization	41,000	1,014,000
Total operating expenses	498,000	21,437,000
Operating (loss)	(498,000)	(15,546,000)
Other expense
Interest expense, net of interest income	92,000	1,152,000
Change in fair value of derivative liability		204,963,000
Other		360,000
Total other expense	92,000	206,475,000
Income (loss) before income taxes	(590,000)	(222,021,000)
Income tax (benefit) expense		(1,037,000)
Net (loss)	(590,000)	(220,984,000)
Net income (loss) attributable to non-controlling interest in joint venture		18,000
Net income (loss) attributable to Cybergy	$ (590,000)	$ (220,966,000)
Basic and diluted earnings (loss) per share of common stock		$ (44.35)
Weighted average number of basic and diluted common shares outstanding		4,982,193